Accounts Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable.
At January 1		$ 3,127,000	$ 1,793,000	$ 1,670,000
Allowance	$ 1,322,000	29,000	1,408,000	185,000
Allowance written back		(237,000)
Exchange difference	(74,000)	(199,000)	(74,000)	(62,000)
At December 31	3,127,000	2,720,000	3,127,000	$ 1,793,000
6 to 12 months	52,000	26,000	52,000
Accounts receivable past due	$ 52,000	$ 26,000	$ 52,000